LICENSE AGREEMENTS AND COMMITMENTS (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	May. 25, 2015	Aug. 31, 2015	Feb. 28, 2015
Percent of outstanding common stock to be issued		15.00%
Common shares issued	387
Lease term			1 year
Lease expiration date			Aug. 31, 2014
Rent payable, Boston, monthly installment rate			$ 10,280
Rent payable, New York, monthly installment rate			1,400
Rental security deposit			2,100
License Agreement [Member]
License maintenance fee due at one year		$ 75,000	50,000
License maintenance fee due at two years		100,000	75,000
License maintenance fee due at three years			$ 100,000
Shares issued per antidilution right			160,158
License Agreement 2 [Member]
License maintenance fee due at one year		30,000	$ 30,000
License maintenance fee due at two years		50,000	50,000
License maintenance fee due at three years		75,000	75,000
License maintenance fee due at four years		100,000	100,000
License Agreement 3 [Member]
License maintenance fee due at one year		15,000	15,000
License maintenance fee due at two years		25,000	25,000
License maintenance fee due at three years		37,500	37,500
License maintenance fee due at four years		50,000	50,000
License Agreement 4 [Member]
License maintenance fee due at one year		10,000	10,000
License maintenance fee due at two years		15,000	15,000
License maintenance fee due at three years		15,000	15,000
License maintenance fee due at four years		$ 20,000	$ 20,000